ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2017	2018
	RMB	RMB
Accrued payroll and social insurance	28,536,755	32,008,825
Warranty—current	18,269,927	31,262,442
Sales rebate	14,317,285	34,029,433
Deposits	8,784,383	16,360,762
Deferred ADR income	—	4,250,126
Other taxes payable	1,099,932	3,656,732
IPO cost payable	—	3,130,639
Interest payable	167,269	318,774
Others*	4,237,318	9,166,293
Accrued Expenses and Other Current Liabilities	75,412,869	134,184,026
*	Others mainly include accrued professional fees and accrued marketing expenses.

The Group provides limited warranty to its users for terms varying from six months to three years, subject to certain conditions, such as normal use. For the electric motor, the Group provides a 24‑month or 30,000‑kilometer warranty. For lithium-ion battery packs, the Group provides a 24‑month or 20,000‑kilometer warranty or a 36‑month or 30,000‑kilometer warranty, depending on the model.

For other parts of the Group’s smart electric-scooters, the Group provides quality warranty varying from six months to 24 months depending on the parts. The Group is responsible for replacing or repairing the faulty products during their respective warranty terms.

The Group provides for the estimated costs of warranties at the time revenue is recognized. Factors that affect the Group’s warranty obligation include product defect rates and costs of repair or replacement.

Movement of provision for warranty is as follows:

	For the Year ended December 31
	2016	2017	2018
Accrued warranty—beginning of year	7,688,887	17,649,411	30,648,678
Accrual for warranties issued during the year	15,315,474	27,395,169	29,346,974
Warranty claims paid	(5,354,950)	(14,395,902)	(7,923,760)
Pre-existing warranty expired	—	—	(3,199,608)
Accrued warranty—end of year	17,649,411	30,648,678	48,872,284